JOHN H. LIVELY, Managing Partner

john.lively@practus.com

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

(913) 660-0778

October 2, 2026

U.S. Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20549 RE: Clark Fork Trust (the “Trust”) (File Nos. 333-171178 and 811-22504)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify on behalf of the above registered management investment company, that the Prospectus that would have been filed under Rule 497(c) does not differ from that contained in the amendment  to the Registration Statement on Form N-1A which was filed electronically with the Commission on September 28, 2026 (Accession No. 0001162044-26-000827) for the Tarkio Fund, a series portfolio of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@practus.com.

Regards,

/s/ John H. Lively

On behalf of Practus, LLP